Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

(9) Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	December 31,	December 31,
	2022	2021
Payroll and related costs	$656	$1,714
Professional and consulting fees	789	940
Other research and development costs	593	156
Interest payable	94	116
Other	232	460
Accrued expenses and other current liabilities	$2,364	$3,386

In March 2022, the Company implemented a reduction in force impacting approximately 17 employees related to its continuing operations, which resulted in a charge of $1,733, primarily related to severance, of which $518 remains accrued and unpaid as of December 31, 2022.